Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Filed pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

Supplement dated
August 13, 2024
to the
Defiance Connective Technologies ETF (SIXG)
Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),
each dated April 30, 2024, as previously supplemented
a series of ETF Series Solutions
Effective on August 13, 2024, the Defiance Connective Technologies ETF (the “Fund”) will transfer its primary listing to the Nasdaq Stock Market LLC (“Nasdaq”) and will no longer be listed on the NYSE Arca, Inc. (“NYSE Arca”). All references in the Fund’s Summary Prospectus, Prospectus, and SAI to the Fund’s shares being listed on the NYSE Arca will be changed to refer to the Nasdaq.
Supplement Closing [Text Block]	ck0001540305_SupplementClosing	Please retain this Supplement for future reference.
Defiance Next Gen Connectivity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Defiance Connective Technologies ETF
Defiance Next Gen Connectivity ETF | Defiance Next Gen Connectivity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SIXG